ALSTON&BIRD LLP

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Jason W. Goode	Direct Dial: 404-881-7986	E-mail: jason.goode@alston.com

June 1, 2011

VIA EDGAR AND OVERNIGHT MAIL

Mr. Michael McTiernan

Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

Mail Stop 3010

Washington, D.C. 20549-6010

Re:	Independence Realty Trust, Inc.
File No. 333-173391

Dear Mr. McTiernan:

This letter sets forth the response of our client, Independence Realty Trust, Inc. (the “Issuer”), to the comments by the Staff of the U.S. Securities and Exchange Commission (the “Commission”) in the letter dated May 25, 2011 regarding the Issuer’s registration statement on Form S-11 (the “Registration Statement”). The Issuer has filed today Pre-Effective Amendment No. 2 (“Amendment No. 2”) to the Registration Statement via EDGAR. For your convenience, we have set forth below each of the Staff’s comments followed by the relevant response. All references to page numbers in this letter refer to the page numbers in Amendment No. 2.

Financial Statements

General

1. Comment: We have considered your response to our prior comment 15. Explain to us how you determined that combined financial statements of the initial portfolio satisfy the requirement to provide statements of operations for significant property acquisitions in accordance with Rule 3-14 of Regulation S-X.

Response: In determining compliance with Rule 3-14 of Regulation S-X, the Issuer evaluated the transaction as a single acquisition of six properties (the “Initial Portfolio”), rather than six separate acquisitions. As indicated in the Issuer’s response to the Commission’s prior comment 15, the properties are under common control and subject to the same internal control and financial reporting environment such that combined financial statements would be appropriate under accounting principles generally accepted in the United States. Per the Issuer’s

Atlanta • Charlotte • Dallas • Los Angeles • New York • Research Triangle • Silicon Valley • Ventura County • Washington, D.C.

Mr. Michael McTiernan

June 1, 2011

discussion with Mr. Robert Telewicz of the Commission on May 27, 2011, in Amendment No. 2, the Issuer has presented combining financial information of all six properties in response to the Staff’s comment.

Notes to Unaudited Pro Forma Financial Information

Note (F), page F-24

2. Comment: We have read your response to our prior comment 17. We are unclear how you determined that SAB Topic 5G or ASC 805-50-30-5 would require the excess of the agreed upon contribution value over the carry over basis of the contributed properties to be accounted for as a reduction of non-controlling interest. Please provide us with a more detailed explanation of how you arrived at your conclusions. Cite any relevant accounting guidance in your response.

Response: As the Issuer discussed with Mr. Telewicz on May 27, 2011 and as disclosed in Note (F) to the pro forma financial statements on page F-38, the contribution transaction was a transaction between entities under common control. The Issuer considered SAB Topic 5G and ASC 805-50-30-5 when making the determination that the net assets acquired would be recorded at the transferor’s historical cost basis, not at fair value.

As consideration for the contribution transaction, the Issuer’s operating partnership issued limited partnership units. These limited partnership units would be presented as a noncontrolling interest in the Issuer’s consolidated financial statements. In transactions between unaffiliated entities where limited partnership units are issued in exchange for any net assets acquired, the resulting noncontrolling interest would be recorded at fair value since a change in control of the assets would have occurred. In the present contribution transaction, the noncontrolling interest was not adjusted to fair value because the transaction is between entities under common control, and by definition, that did not result in a change of control. Accordingly, the Issuer would record the net assets acquired, and the resulting noncontrolling interest, at historical cost, not at fair value.

Note (I), page F-25

3. Comment: We have considered your response to our prior comment 18. We remain unclear as to your factual basis for including an adjustment for general and administrative expenses. Based on your description in Note (I) it appears that this amount is an estimate of expenses you expect to incur as a public company. As such, it does not appear that there is a factual basis for this adjustment. Please advise or revise your pro forma financial statements accordingly.

Response: In response to the Commission’s comment, the Issuer has revised Note (I) on page F-39 to remove the pro forma adjustment to general and administrative expenses.

Mr. Michael McTiernan

June 1, 2011

Should you have any further questions or need additional information, please do not hesitate to contact me at 404-881-7986.

Sincerely,

/s/ JASON W. GOODE

Jason W. Goode

Enclosure

cc:	Mr. Jack E. Salmon, Independence Realty Trust, Inc.